Intangible Assets (Details) - Schedule of Amortization on Intangible Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Amortization On Intangible Assets Abstract
Selling and marketing expenses	$ 5,131	$ 425,720	$ 574,913
General and administrative expenses	152,925	22,914	23,144
Research and development expenses	567,975	1,238,984	1,762,952
Total	$ 726,031	$ 1,687,618	$ 2,361,009